Type:  		13F-HR
Period:		6/30/2005
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30,2005

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ x ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 12, 2005

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total:	$109,159,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     8189   140949 SH       SOLE                    82408           58541
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4120     1480 SH       SOLE                      870             610
BISYS GROUP INC COM            COM              055472104     2461   164735 SH       SOLE                   102748           61987
BLOCK H & R INC COM            COM              093671105     4022    68922 SH       SOLE                    41137           27785
CENDANT CORP                   COM              151313103     4185   187085 SH       SOLE                   109708           77377
CITIGROUP INC                  COM              172967101    10639   230141 SH       SOLE                   132767           97374
COCA-COLA FEMSA S A DE SPON AD COM              191241108     8764   328123 SH       SOLE                   191538          136585
CONOCOPHILLIPS                 COM              20825C104     5149    89559 SH       SOLE                    52244           37315
ETHAN ALLEN INTERIORS COM      COM              297602104     3905   116519 SH       SOLE                    68560           47959
GANNETT CO INC DEL             COM              364730101     3423    48128 SH       SOLE                    27020           21108
GENERAL ELECTRIC CO            COM              369604103      344     9935 SH       SOLE                      135            9800
HELEN OF TROY CORP LTD COM     COM              G4388N106     3594   141177 SH       SOLE                    83072           58105
HILB ROGAL & HAMILTON COM      COM              431294107     4303   125080 SH       SOLE                    71594           53486
HOME DEPOT INC                 COM              437076102     3275    84183 SH       SOLE                    49479           34704
JOHNSON CTLS INC COM           COM              478366107     4108    72920 SH       SOLE                    42492           30428
KINDER MORGAN INC KANS COM     COM              49455P101     6217    74722 SH       SOLE                    45804           28918
PFIZER INCORPORATED            COM              717081103     6431   233163 SH       SOLE                   133047          100116
PHH CORP COM NEW               COM              693320202      228     8857 SH       SOLE                     8857               0
RENT A CTR INC NEW COM         COM              76009N100     5838   250682 SH       SOLE                   143295          107387
WASHINGTON MUT INC COM         COM              939322103    11472   281927 SH       SOLE                   161586          120341
WELLS FARGO & CO DEL COM       COM              949746101     8492   137895 SH       SOLE                    76435           61460

REPORT SUMMARY		        21 DATA RECORDS		    109159	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
